Intangible assets, net - Summary of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Balance, beginning of year	$ 49,619	$ 37,512
Additions	14,028	24,614
Acquisitions	52,501	3,663
Amortization	(21,699)	(16,137)	$ (10,140)
Impairment charge	(1,053)
Foreign currency translation adjustment	3,099	(33)
Balance, end of year	$ 96,495	$ 49,619	$ 37,512